Annual Fund Operating Expenses - Class H - SP SmallCap 600 Pure Growth Fund - Class H	Aug. 01, 2021
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.54%